FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2022
FINANCIAL INCOME, NET
FINANCIAL INCOME, NET

22— FINANCIAL INCOME, NET

Interest (expense) income, net consists of the following:

	Year Ended December 31,
	2022	2021	2020
Interest income	404	10	10
Interest expense	(168)	(52)	(108)
Paycheck Protection Program loan forgiveness	—	187	—
Total	236	145	(98)